UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       The Providence Group Advisors, Inc.
Address:    100 Westminster Street, RIMOF11J
            Providence, RI  02903

Form 13F File Number: 28-3148

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       William C. Tuggle
            Vice President & Treasurer
Phone:      401-278-5487

Signature, Place, and Date of Signing:

      /s/ William C. Tuggle             Providence, RI         February 14, 2000
      -------------------------   ---------------------------  -----------------
            (Signature)                 (City, State)               Date

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings of this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

        Form 13F File Number        Name
        None

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1

Form 13F Information Table Entry Total:         34

Form 13F Information Table Value Total:    $51,450
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

1.       28-452         Fleet Boston Corporation
                        (Formerly Fleet Financial Group, Inc.)

             COLUMN 1                   COLUMN 2      COLUMN 3  COLUMN 4  COLUMN 5       COLUMN 6         COLUMN 7         COLUMN 8

                                                                 VALUE    SHARES OR SH/  PUT/ INVESTMENT   OTHER    VOTING AUTHORITY
          NAME OF ISSUER             TITLE OF CLASS  CUSIP      (X$1000)   PRN ANT  PRN  CALL DISCRETION  MANAGERS  SOLE  SHARED NON
          --------------             --------------  -----      --------   -------  ---  ---- ----------  --------  ----  ------ ---
AMERICAN HOME PRODS CORP             COM              26609107       431    11000   SH        SOLE                  11000
AMERICAN INTL GROUP INC              COM              26874107      3068    28380   SH        SOLE                  28380
AUTOMATIC DATA PROCESSING            COM              53015103      1629    30250   SH        SOLE                  30250
BANK NEW YORK INC                    COM              64057102      2720     1700   SH        SOLE                   1700
BOEING CO                            COM              97023105       265     6396   SH        SOLE                   6396
CHASE MANHATTAN CORP                 COM             16161A108       842    10850   SH        SOLD                  10850
CISCO SYS INC                        COM             17275R102      2067    19300   SH        SOLE                  19300
CITIGROUP INC                        COM             172967101      2110    37900   SH        SOLE                  37900
COCA COLA CO                         COM             191216100       815     1400   SH        SOLE                   1400
CVS CORP                             COM             126650100      1487    37300   SH        SOLE                  37300
EXXONCORP                            COM             302290101      1697    21076   SH        SOLE                  21076
FEDERAL NATL MTG ASSN                COM             313586109       866    13875   SH        SOLE                  13875
GANNETT INC                          COM             364730101      1207    14800   SH        SOLE                  14800
GENERAL ELEC CO                      COM             369604103      3288    21250   SH        SOLE                  21250
GILLETTE CO                          COM             375766102      1138    27650   SH        SOLE                  27650
GTE CORP                             COM             362320103      1415   200650   SH        SOLE                 200650
HEWLETT PACKARD CO                   COM             428236103       568     5000   SH        SOLE                   5000
HOME DEPOT INC                       COM             437076102       480    69900   SH        SOLE                  69900
INTEL CORP                           COM             458140100      3243    39400   SH        SOLE                  39400
JOHNSON & JOHNSON                    COM             478160104      1617    17350   SH        SOLE                  17350
JOHNSTON INDS DEL                    COM             479368102       890   527348   SH        SOLE                 527348
LILLY ELI & CO                       COM             532457108       578     8700   SH        SOLE                   8700
MCDONALDS CORP                       COM             580135101      1646    40850   SH        SOLE                  40850
MCI WORLDCOM INC                     COM             55268B106      1536    28950   SH        SOLE                  28950
MERCK & CO INC COM                   COM             589331107      1874    27900   SH        SOLE                  27900
MICROSOFT CORP                       COM             594918104      4267    36550   SH        SOLE                  36550
MINNESOTA MNG & MFG CO               COM             604059105       959     9800   SH        SOLE                   9800
MORGAN STAN DEAN WITTR COM NEW       COM             617446448      1570    11000   SH        SOLE                  11000
MORGAN STANLEY INST INTL EQUITY FDA  COM             61744J408      1264    64438   SH        SOLE                  64438
PEPSICO INC                          COM             713448108      2277    64600   SH        SOLE                  64600
PROCTOR & GAMBLE CO                  COM             742718109      1868    17050   SH        SOLE                  17050
ROYAL DUTCH PETE CO NY REG GLD 1.25  COM             780257804       545     9000   SH        SOLE                   9000
SCHLUMBERGER LTD                     COM             806857108       931    14875   SH        SOLE                  14875
WALGREEN CO                          COM             931422109       292     9990   SH        SOLE                   9990


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